Subsequent Events (Details)														6 Months Ended		0 Months Ended		0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Stock options	Dec. 31, 2012 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2010 Stock options	Dec. 31, 2009 Stock options	Jun. 30, 2013 2006 Stock Plan	Dec. 31, 2012 2006 Stock Plan	Dec. 31, 2011 2006 Stock Plan	Jun. 30, 2013 2006 Stock Plan Stock options	Jun. 30, 2013 2013 Equity Incentive Plan Stock options	Jun. 30, 2013 2013 Employee Stock Purchase Plan Stock options	May 03, 2013 Subsequent Event	Feb. 28, 2013 Subsequent Event 2006 Stock Plan Stock options	May 01, 2013 Subsequent Event 2013 Equity Incentive Plan Stock options	May 01, 2013 Subsequent Event 2013 Employee Stock Purchase Plan
Subsequent events
Increase in maximum number of shares of common stock authorized for issuance																	1,550,000
Maximum number of shares of common stock authorized for issuance										13,936,678	9,434,548	9,434,548	0	9,119,341			10,984,548
Reverse Stock Split
Common stock reverse split, conversion ratio																0.5
Number of shares of outstanding common stock before exercise of option																2
Number of shares of outstanding preferred stock before exercise of option																2
Number of shares of outstanding common stock after exercise of option																1
Number of shares of outstanding preferred stock after exercise of option																1
Number of business days prior to date of registration statement for Company's initial public offering														1 day				1 day
Total common stock reserved for issuance (in shares)	12,305,823	33,714,194	31,397,940	26,135,144														2,952,130
Total number of common stock available for sale (in shares)	3,419,575	928,105	1,776,912	2,538,359	3,419,575	928,105	1,776,912	2,538,359	1,167,968						738,032				738,032